Goodwill (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill [Abstract]
Schedule of Goodwill

Balance January 1, 2015	$1,579
Balance December 31, 2015	1,579
Balance June 30, 2016	$1,579